Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)(Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Esquire

Thompson Hine LLP

41 South High Street

Columbus, OH 43215

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

Class I Shares (CIVFX)

Class R Shares (CLVFX)

Croft Income Fund (CLINX)

 ANNUAL REPORT

APRIL 30, 2017

CROFT VALUE FUND

MANAGERS COMMENTARY

APRIL 30, 2017 (UNAUDITED)

 Dear Shareholder:

The Croft Value Fund remains steadfast in its primary goal of unearthing value-oriented and contrarian investment opportunities that can provide attractive long-term returns for shareholders. At our core, we are bottom-up stock pickers who comb through hundreds of new ideas annually to find the most attractive opportunities for price appreciation over a multi-year horizon. We generally find value in a few buckets- 1) Contrarian Ideas – With an ‘avoid-the-herd’ mentality, we seek out undervalued companies often overlooked by Wall Street, 2) Growth at a Discounted Price – Not ‘classic’ value, we opt to focus on long-term visibility instead, and 3) Catalysts that Trigger Value – Restructurings, management changes, unrecognized asset values, spin-offs; we monitor and act on meaningful opportunities.

The last few years have resulted in historic underperformance of value vs. growth investment styles, coupled with underperformance of active vs. passive management.   In other words, ‘the herd’ is larger than ever.  We feel that it is a rare and opportunistic time to both lower our relative valuations vs. the overall market and at the same time increase the quality of our companies.  We have continued to act under this premise for the first part of this year.

Over the past fiscal year, we were pleased to see that our portfolio decisions manifested in outperformance compared to the benchmark.  The Croft Value Fund (Class R) was up 21.4% and the (Class I) was up 21.7% versus the S&P 500 Index up 17.9% for the fiscal year ended April 30, 2017.  In particular, we benefited by reducing our net exposure to energy and commodity names while identifying select opportunities that had been overlooked by the market.  We also increased our exposure to technology at the portfolio level and discovered significant value in the semiconductor industry.  Within our consumer part of the portfolio, we identified key beneficiaries of the secular growth areas within media and e-commerce and consequently made changes to capitalize on these powerful forces.  Lastly, we applied a more rigorous risk framework to our healthcare holdings and reduced the portfolio’s risk profile as a result.

Our goal is and always has been to provide investors with above-market rates of return over the long term. We will continue our steadfast approach to discover value in the market while balancing risk.  We feel confident that our current investments have attractive fundamentals that will be recognized by the market over the next three-to-five years or longer and we will continue to manage the portfolio with this time horizon in mind. We are confident that the Croft Value Fund remains well positioned for the next decade.

Thank you for your investment in the Croft Value Fund.

Sincerely,

Kent Croft

President

CROFT INCOME FUND

MANAGERS COMMENTARY

APRIL 30, 2017 (UNAUDITED)

 Dear Shareholder:

Fixed income investors continue to face a difficult and virtually unprecedented market environment.  Despite the significant risk in owning long-term assets in a potentially rising rate environment, demand for yield and safety remains strong enough to keep bond prices elevated and yields low.  Deflationary trends around the world have driven yields for high-quality government debt down even further, in some cases even to negative yields, making U.S. treasury bonds seemingly attractive by comparison in the short term.  Yields are near century lows and the deflationary pressure overseas could quickly reverse - should this occur, potentially while the Fed simultaneously raises rates, the bond market could be pressured.

For the fiscal year ended April 30, 2017, the Croft Income Fund’s was up 1.1% versus the Barclays Capital Intermediate US Government/Credit Bond Index up 0.8%.  The Croft Income Fund has been able to generate current yield while lowering the risk associated with rising interest rates and maintains a cash reserve to capitalize on an improved investing environment for fixed income securities in the future.  Our strategy to stay short duration caused us to outperform over the year, while holding cash to opportunistically capitalize on new issuances and rising rates.  We feel we are well situated for the future, and will remain cautious and selective.  Long-term corporate bonds are, in our opinion, very expensive, and we have continued to mitigate this risk by maintaining a relatively short maturity for the portfolio overall.  Reaching for yield now could prove to be quite risky going forward, and we have avoided the temptation to do so.

The weighted average maturity of the portfolio slightly decreased to 2.2 years from 2.7 years a year ago. The weighted average duration also slightly decreased to 1.9 years from 2.3 years last year.  We continue to manage the Croft Income Fund credit risk through industry diversification and individual company analysis.

Thank you for your investment in the Croft Income Fund.

Sincerely,

Kent Croft

President

CROFT VALUE FUND - CLASS I

PERFORMANCE ILLUSTRATION

APRIL 30, 2017 (UNAUDITED)

Cumulative Performance Comparison of a $500,000 Investment Since August 1, 2012*

Average Annual Total Returns
For the Periods Ended April 30, 2017

	1 Year	3 Year	Since Inception *	Dollar Value
Croft Value Fund - Class I	21.68%	5.10%	10.10%	$ 789,398
S&P 500 Index	17.91%	10.47%	14.65%	$ 956,468
S&P 500 Value Index	21.74%	10.12%	15.15%	$ 976,623

Annual Fund Operating Expenses from the September 1, 2016 Prospectus (Class I):
Gross Operating Expenses	1.23%
Less Waivers/Reimbursements	-0.01%
Net Annual Fund Operating Expenses	1.22%

*This chart assumes an initial investment of $500,000 made on August 1, 2012, commencement of operations of the Croft Value Fund, Class I shares.

A $500,000 investment made on August 1, 2012 would amount to $789,398 for the Croft Value Fund – Class I shares, $956,468 for the S&P 500 Index, and $976,623 for the S&P Value Index as of April 30, 2017.

Past Performance does not guarantee future results.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (800) 746-3322.

CROFT VALUE FUND - CLASS R

PERFORMANCE ILLUSTRATION

APRIL 30, 2017 (UNAUDITED)

Cumulative Performance Comparison of a $10,000 Investment Since May 1, 2007*

20,000
18,000
16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
May-07
Oct-07
Apr-08
Oct-08
Apr-09
Oct-09
Apr-10
Oct-10
Apr-11
Oct-11
Apr-12
Oct-12
Apr-13
Oct-13
Apr-14
Oct-14
Apr-15
Oct-15
Apr-16
Oct-16
Apr-17
CLVFX (Class R)
S&P 500 Index
S&P 500 Value Index

Average Annual Total Returns
For the Periods Ended April 30, 2017

	1 Year	3 Year	5 Year	10 Year	Dollar Value
Croft Value Fund - Class R	21.37%	4.83%	8.55%	4.90%	$16,139
S&P 500 Index	17.91%	10.47%	13.68%	7.15%	$19,954
S&P 500 Value Index	21.74%	10.12%	14.00%	5.76%	$17,498

Annual Fund Operating Expenses from the September 1, 2016 Prospectus (Class R):
Gross Operating Expenses	1.49%
Less Waivers/Reimbursements	-0.02%
Net Annual Fund Operating Expenses	1.47%

*This chart assumes an initial investment of $10,000 made on May 1, 2007.

A $10,000 investment made on May 1, 2007, would amount to $16,139 for the Croft Value Fund – Class R shares, $19,954 for the S&P 500 Index, and $17,498 for the S&P Value Index as of April 30, 2017.

Past Performance does not guarantee future results.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (800) 746-3322.

CROFT INCOME FUND

PERFORMANCE ILLUSTRATION

APRIL 30, 2017 (UNAUDITED)

 Cumulative Performance Comparison of a $10,000 Investment Since May 1, 2007*

16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
CLINX
Barclays
May-07
Oct-07
Apr-08
Oct-08
Apr-09
Oct-09
Apr-10
Oct-10
Apr-11
Oct-11
Apr-12
Oct-12
Apr-13
Oct-13
Apr-14
Oct-14
Apr-15
Oct-15
Apr-16
Oct-16
Apr-17

Average Annual Total Returns
For the Periods Ended April 30, 2017

	1 Year	3 Year	5 Year	10 Year
Croft Income Fund	1.06%	0.69%	1.00%	2.50%
Barclays Capital Int. US Govt./ Credit Bond Index	0.77%	2.05%	1.82%	3.77%

Annual Fund Operating Expenses from the September 30, 2016 Prospectus:
Gross Operating Expenses	1.64%
Less Waivers/Reimbursements	-0.52%
Net Annual Fund Operating Expenses	1.12%

* This chart assumes an initial investment of $10,000 made on May 1, 2007.

A $10,000 investment made on May 1, 2007, would amount to $12,797 for the Croft Income Fund, and $14,476 for the Barclays Capital Intermediate US Government Credit Bond Index as of April 30, 2017.

Past Performance does not guarantee future results.

Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (800) 746-3322.

CROFT VALUE FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors and industries the underlying securities represent as a percentage of the portfolio of investments.

Sectors and industries are based on Morningstar® classifications.

Portfolio allocations are subject to change.

CROFT INCOME FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2017 (UNAUDITED)

 The following chart gives a visual breakdown of the Fund by the investment grades of the securities as a percentage of the portfolio of investments.

* Investment Grade securities are those considered by Moody to be Baa3 or higher or by Standard and Poor to be BBB- or higher.

Portfolio allocations are subject to change.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2017

Shares		Fair Value

COMMON STOCKS - 84.90%

Autos & Automotive Products - 2.58%
7,783	Delphi Automotive PLC (United Kingdom)	$ 625,753
30,648	General Motors Co.	1,061,647
		1,687,400
Banks, S&Ls & Brokers - 2.37%
35,646	Morgan Stanley	1,545,967

Capital Equipment - 2.12%
8,950	Flowserve Corp.	455,286
7,795	United Technologies Corp.	927,527
		1,382,813
Chemicals - 1.59%
12,217	LyondellBasell Industries NV - Class A (Netherlands)	1,035,513

Consumer Cyclicals - 3.01%
13,446	Newell Brands, Inc.	641,912
7,117	Whirlpool Corp.	1,321,485
		1,963,397
Consumer Non-Durables - 4.04%
8,738	Diageo Plc. ADR	1,026,103
22,846	Mondelez International, Inc. Class A	1,028,755
11,197	Unilever NV ADR	584,931
		2,639,789
Consumer Services - 1.84%
12,693	Aramark	463,548
9,388	Allegion Plc (Ireland)	738,272
		1,201,820
Energy - 1.09%
2,403	Concho Resources, Inc. *	304,364
10,250	Devon Energy Corp.	404,773
		709,137
Energy Pipelines - 2.21%
21,426	Kinder Morgan, Inc.	442,018
32,643	Williams Companies, Inc.	999,855
		1,441,873
Financial Services - 5.80%
46,661	Ally Financial, Inc.	923,888
35,457	Invesco Ltd.	1,167,954
33,350	Synchrony Financial	927,130
8,452	Visa, Inc. Class A	770,991
		3,789,963

* Non-income producing securities during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017

Shares		Fair Value

Healthcare - 2.49%
2,241	Cooper Companies, Inc.	$ 448,940
2,421	UnitedHealth Group, Inc.	423,384
6,241	Universal Health Services, Inc. Class B	753,663
		1,625,987
Hotels & Gaming - 1.56%
33,156	MGM Resorts International	1,018,221

Industrial Products - 1.70%
22,472	Axalta Coating Systems, Ltd. *	704,947
5,277	TE Connectivity Ltd. (Switzerland)	408,282
		1,113,229
Insurance Agents & Brokers - 0.91%
8,011	Marsh & McLennan Companies, Inc.	593,855

International Oil & Gas - 2.83%
33,417	Noble Energy, Inc.	1,080,372
15,044	Total SA ADR	769,801
		1,850,173
Life Insurance - 4.86%
29,637	Prudential Financial, Inc.	3,172,048

Media & Entertainment - 7.32%
25,680	Activision Blizzard, Inc.	1,341,780
53,544	Comcast Corp. Class A	2,098,389
38,667	Liberty Global, Plc. (United Kingdom) *	1,338,265
		4,778,434
Multi-Industry - 1.99%
20,645	General Electric Co.	598,499
5,366	Honeywell International, Inc.	703,697
		1,302,196
Pharmaceuticals - 3.74%
5,755	Gilead Sciences, Inc.	394,505
10,084	Johnson & Johnson	1,245,072
5,104	Medtronic Plc. (Ireland)	424,091
11,078	Pfizer, Inc.	375,766
		2,439,434
Property & Casualty Insurance - 1.82%
14,628	Allstate Corp.	1,189,110

Railroads, Line-Haul Operating - 1.52%
11,017	Kansas City Southern, Inc.	992,301

* Non-income producing securities during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017

Shares		Fair Value

Retail Stores - 3.39%
7,423	Dollar General Corp.	$ 539,726
8,777	Lowes Companies, Inc.	744,992
95,257	Staples, Inc.	930,661
		2,215,379
Specialty Chemicals - 1.17%
10,460	FMC Corp.	765,986

Technology - 17.20%
1,656	Alphabet, Inc. Class C *	1,500,270
2,883	Amazon.com, Inc. *	2,666,746
7,184	Analog Devices, Inc.	547,421
18,839	Apple, Inc.	2,706,222
14,563	Intel Corp.	526,452
19,598	Microsoft Corp.	1,341,679
4,897	NXP Semiconductors NV (Netherlands) *	517,858
15,989	Western Digital Corp.	1,424,140
		11,230,788
Transportation - 3.18%
20,338	Delta Air Lines, Inc.	924,159
6,302	Norfolk Southern Corp.	740,422
8,321	XPO Logistics, Inc. *	410,974
		2,075,555
Telecommunications - 0.73%
17,267	Telephone & Data Systems, Inc.	474,152

Wholesale-Durable Goods - 1.84%
29,760	HD Supply Holdings, Inc. *	1,199,328

TOTAL FOR COMMON STOCKS (Cost $36,613,982) - 84.90%		$ 55,433,848

REAL ESTATE INVESTMENT TRUSTS - 5.39%
8,757	American Tower Corp. Class A	1,102,857
71,239	Weyerhaeuser Co.	2,412,865
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,808,321) - 5.39%		$ 3,515,722

SHORT-TERM INVESTMENTS - 9.71%
6,337,503	Invesco Short Term Investment Treasury Fund - Institutional Class 0.52% **	6,337,503
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $6,337,503) - 9.71%		$ 6,337,503

TOTAL INVESTMENTS (Cost $44,759,806) - 100.00%		$ 65,287,073

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.00)%		(1,182)

NET ASSETS - 100.00%		$ 65,285,891

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2017

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 48.20%

Agriculture - 0.68%
80,000	Archer-Daniels Midland Co., 5.450%, 3/15/18	$ 82,694

Autos & Automotive Products - 0.99%
120,000	Ford Motor Credit Co., 6.625%, 8/15/17	121,730

Building Materials & Housing - 1.48%
180,000	Lennar Corp., 4.750%, 12/15/17	181,575

Business Services - 1.22%
145,000	United Parcel Services, 5.500%, 1/15/18	149,224

Capital Goods - 1.34%
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	164,134

Chemicals - 3.29%
125,000	Avery Dennison Corp., 6.625%, 10/01/2017	127,137
105,000	Celanese US Holdings, LLC, 5.875%, 6/15/21	117,687
150,000	DuPont EI De Nemours, 6.000%, 7/15/18	157,567
		402,391
Construction - 1.39%
195,000	Layne Christensen Co., 4.250%, 11/15/18	170,259

Energy - 2.08%
100,000	ConocoPhillips Corp., 5.200%, 5/15/18	103,663
150,000	Consol Energy, Inc., 8.250%, 4/1/20	151,500
		255,163
Energy Services - 1.62%
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	108,100
140,000	Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	90,300
		198,400
Financial Services - 10.07%
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	75,017
150,000	Capital One Financial Co., 2.450%, 4/24/19	150,887
225,000	Charles Schwab Corp., 4.450%, 7/22/20	241,004
225,000	Franklin Resources, Inc., 4.625%, 5/20/20	241,530
130,000	JPMorgan Chase & Co., 1.700%, 3/1/18	130,117
125,000	JPMorgan Chase & Co., 2.295%, 8/15/21	124,199
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	143,749
125,000	Synchrony Financial Corp., 3.000%, 8/15/19	126,866
		1,233,369

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Notes 2 and 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017

Shares/Principal		Fair Value

Gas & Gas Transmission - 0.88%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	$ 107,906

Industrial Goods - 2.45%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	89,592
206,000	General Electric Co., 5.250%, 12/6/17	210,786
		300,378
International Oil & Gas - 1.06%
130,000	Chevron Corp., 1.365%, 3/2/18	129,931

Media & Entertainment - 4.24%
165,000	21st Century Fox America, 7.75%, 2/1/24	202,056
186,000	Liberty Interactive, Corp., 8.250%, 2/1/30	199,466
110,000	Washington Post Co., 7.250%, 2/1/19	118,206
		519,728
Medical Products - 1.75%
209,000	Medtronic Plc., 3.200%, 06/15/22	214,957

Metal & Mining - 1.88%
100,000	Nucor Corp., 5.750%, 12/1/17	102,272
125,000	U.S. Steel Corp., 7.000%, 2/1/18	127,500
		229,772
Miscellaneous Consumer Goods & Services - 0.82%
100,000	Pactiv, LLC, Debentures, 8.125%, 6/15/17	100,750

Retail Stores - 1.31%
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	159,847

Technology - 2.81%
200,000	Amazon.com, Inc., 2.500%, 11/29/22	200,170
40,000	Arrow Electronics, Inc., 6.875%, 6/1/18	41,975
100,000	IBM Corp., 5.700%, 9/14/17	101,667
		343,812
Telecommunications - 2.29%
275,000	Qualcomm, Inc., 3.000%, 5/20/22	280,511

Transportation - 3.24%
105,000	American Airlines Group, Inc., 6.125%, 6/1/18	108,938
125,000	Burlington Northern Santa Fe, 3.450%, 9/15/21	130,560
54,000	Hertz Corp., 6.750%, 4/15/19	53,865
105,000	Triumph Group, Inc., 4.875%, 4/1/21	102,900
		396,263

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2017

Shares/Principal		Fair Value

Utilities - 1.31%
150,000	National Fuel Gas Co., 5.200%, 7/15/25	$ 161,055

TOTAL FOR CORPORATE BONDS (Cost $5,791,215) - 48.20%		$ 5,903,849

PREFERRED STOCKS - 1.41%
3,000	CHS, Inc., Series B, 7.875%, 12/31/49	86,700
3,000	CHS, Inc., 7.500%, 12/31/49	86,670
TOTAL FOR PREFERRED STOCKS (Cost $150,000) - 1.41%		$ 173,370

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 32.98%
200,000	U.S. Treasury Notes, 0.625%, 5/31/17	199,986
125,000	U.S. Treasury Notes, 0.750%, 2/28/18	124,629
750,000	U.S. Treasury Notes, 0.875%, 6/15/17	750,132
200,000	U.S. Treasury Notes, 0.875%, 8/15/17	200,000
200,000	U.S. Treasury Notes, 0.875%, 11/30/17	199,805
125,000	U.S. Treasury Notes, 0.875%, 5/31/18	124,624
125,000	U.S. Treasury Notes, 0.875%, 5/15/19	123,965
200,000	U.S. Treasury Notes, 1.000%, 2/15/18	199,851
255,000	U.S. Treasury Notes, 1.000%, 5/15/18	254,602
200,000	U.S. Treasury Notes, 1.000%, 5/31/18	199,656
255,000	U.S. Treasury Notes, 1.125%, 5/31/19	254,153
125,000	U.S. Treasury Notes, 1.250%, 2/29/20	124,385
125,000	U.S. Treasury Notes, 1.375%, 2/28/19	125,264
125,000	U.S. Treasury Notes, 1.500%, 2/28/19	125,547
125,000	U.S. Treasury Notes, 1.500%, 11/30/19	125,405
300,000	U.S. Treasury Notes, 1.625%, 8/31/19	302,016
300,000	U.S. Treasury Notes, 1.875%, 10/31/17	301,219
300,000	U.S. Treasury Notes, 2.750%, 2/28/18	304,031
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $4,047,255) - 32.98%		$ 4,039,270

SHORT-TERM INVESTMENTS - 16.72%
2,047,400	Invesco Short Term Investment Treasury Fund - Institutional Class 0.52% **	2,047,400
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $2,047,400) - 16.72%		$ 2,047,400

TOTAL INVESTMENTS (Cost $12,035,870) - 99.31%		$12,163,889

OTHER ASSETS LESS LIABILITIES - 0.69%		84,525

NET ASSETS - 100.00%		$12,248,414

** Variable rate security; the coupon rate shown represents the yield at April 30, 2017.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2017

Assets:	Value Fund	Income Fund
Investments in Securities, at Fair Value
(Cost $44,759,806 and $12,035,870, respectively)	$ 65,287,073	$ 12,163,889
Dividends and Interest Receivable	29,909	89,448
Prepaid Expenses	17,960	5,668
Total Assets	65,334,942	12,259,005
Liabilities:
Payables:
Accrued Advisory Fees	12,090	211
Distribution Fees Payable	941	252
Payable for Fund Shares Redeemed	3,175	236
Distributions Payable	-	852
Director Fees	2,486	26
Other Accrued Expenses	30,359	9,014
Total Liabilities	49,051	10,591
Net Assets	$ 65,285,891	$ 12,248,414

Net Assets Consist of:
Paid In Capital	$ 41,974,079	$ 12,369,301
Par Value of Common Stock	3,010	1,270
Accumulated Undistributed Net Investment Income	226,135	33,041
Accumulated Realized Gain (Loss) on Investments	2,555,400	(283,217)
Unrealized Appreciation in Value on Investments	20,527,267	128,019
Net Assets (30,000,000 shares authorized, $0.001 par value for the Croft
Funds Corporation, which includes the Value Fund and Income Fund),
for 3,010,058 and 1,270,350 Shares Outstanding, respectively.	$ 65,285,891	$ 12,248,414

Class C Shares:
Net Assets		$ 12,248,414
Shares outstanding		1,270,350
Net asset value and offering price		$ 9.64

Short-term Redemption Price Per Share ($9.64 x 0.98) *		$ 9.45

Class I Shares:
Net Assets	$ 19,735,727
Shares outstanding	901,364
Net asset value and offering price	$ 21.90

Short-term Redemption Price Per Share ($21.90 x 0.98) *	$ 21.46

Class R Shares:
Net Assets	$ 45,550,164
Shares outstanding	2,108,694
Net asset value and offering price	$ 21.60

Short-term Redemption Price Per Share ($21.60 x 0.98) *	$ 21.17

* The Funds will deduct a 2% redemption fee from redemption proceeds if you purchase shares and then redeem those shares within 30 days.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

STATEMENT OF OPERATIONS

For the year ended April 30, 2017

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $15,156 and $0 respectively)	$ 1,081,334	$ 11,531
Interest	9,085	316,513
Total Investment Income	1,090,419	328,044

Expenses:
Advisory Fees	581,437	100,147
Distribution Fees (Value Fund - Class R)	109,652	31,692
Transfer Agent and Fund Accounting Fees	52,332	33,190
Custody Fees	14,481	6,591
Registration Fees	39,600	16,545
Audit Fees	29,409	5,415
Insurance Fees	23,433	2,677
Legal Fees	12,617	2,614
Miscellaneous Fees	4,912	1,493
Printing and Mailing Fees	3,358	944
Director Fees	8,668	1,401
Total Expenses	879,899	202,709
Fees Waived	(15,615)	(63,264)
Net Expenses	864,284	139,445

Net Investment Income	226,135	188,599

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	5,938,254	(1,879)
Capital Gains on REIT Investments	131,293	-
Net Change in Unrealized Appreciation on Investments	5,781,129	(49,564)
Net Realized and Unrealized Gain (Loss) on Investments	11,850,676	(51,443)

Net Increase in Net Assets Resulting from Operations	$ 12,076,811	$ 137,156

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	4/30/2017	4/30/2016
Increase in Net Assets From Operations:
Net Investment Income	$ 226,135	$ 280,825
Net Realized Gain on Investments	6,069,547	754,490
Net Change in Unrealized Appreciation on Investments	5,781,129	(9,314,292)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,076,811	(8,278,977)

Distributions to Shareholders from:
Net Investment Income:
Class I	-	(83,394)
Class R	-	(113,789)
Realized Gains:
Class I	(567,775)	(2,585,322)
Class R	(1,386,263)	(7,432,258)
Net Change in Net Assets from Distributions	(1,954,038)	(10,214,763)

Capital Share Transactions:
Proceeds from Sale of Shares
Class I	255,366	174,297
Class R	703,993	1,371,008
Proceeds from Reinvestment of Dividends
Class I	567,775	2,668,716
Class R	1,384,599	7,520,700
Cost of Shares Redeemed
Class I	(912,038)	(145,852)
Class R	(6,844,107)	(13,666,393)
Net Decrease from Shareholder Activity	(4,844,412)	(2,077,524)

Net Assets:
Net Increase (Decrease) in Net Assets	5,278,361	(20,571,264)
Beginning of Year	60,007,530	80,578,794
End of Year (Including Accumulated Undistributed Net
Investment Income of $226,135 and $0, respectively)	$ 65,285,891	$ 60,007,530

Share Transactions:
Shares Sold
Class I	12,857	8,118
Class R	34,828	65,184
Shares Issued on Reinvestment of Dividends
Class I	27,696	141,202
Class R	68,409	401,962
Shares Redeemed
Class I	(45,918)	(7,059)
Class R	(344,518)	(660,558)
Net Decrease in Shares	(246,646)	(51,151)
Outstanding at Beginning of Year	3,256,704	3,307,855
Outstanding at End of Year	3,010,058	3,256,704

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	4/30/2017	4/30/2016
Increase in Net Assets From Operations:
Net Investment Income	$ 188,599	$ 202,635
Realized Loss on Investments	(1,879)	(4,518)
Net Change in Unrealized Appreciation on Investments	(49,564)	(191,826)
Net Increase in Net Assets Resulting from Operations	137,156	6,291

Distributions to Shareholders:
Net Investment Income	(171,389)	(210,787)
Net Change in Net Assets from Distributions	(171,389)	(210,787)

Capital Share Transactions:
Proceeds from Sale of Shares	714,754	1,064,888
Shares Issued on Reinvestment of Dividends	168,124	207,039
Cost of Shares Redeemed	(1,409,956)	(2,838,830)
Net Decrease from Shareholder Activity	(527,078)	(1,566,903)

Net Assets:
Net Decrease in Net Assets	(561,311)	(1,771,399)
Beginning of Year	12,809,725	14,581,124
End of Year (Including Accumulated Undistributed Net
Investment Income of $33,041 and $15,831, respectively)	$ 12,248,414	$ 12,809,725

Share Transactions:
Shares Sold	73,746	110,329
Shares Issued on Reinvestment of Dividends	17,374	21,497
Shares Redeemed	(145,664)	(297,591)
Net Decrease in Shares	(54,544)	(165,765)
Outstanding at Beginning of Year	1,324,894	1,490,659
Outstanding at End of Year	1,270,350	1,324,894

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND – CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

					Period
	Year Ended				Ended
	4/30/2017	4/30/2016	4/30/2015	4/30/2014	4/30/2013 †

Net Asset Value, at Beginning of Period	$ 18.57	$ 24.53	$ 27.63	$ 26.93	$ 23.35

Income From Investment Operations:
Net Investment Income *	0.11	0.13	0.08	0.16	0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	3.87	(2.61)	1.67	4.41	3.52
Total from Investment Operations	3.98	(2.48)	1.75	4.57	3.71

Distributions:
Net Investment Income	-	(0.11)	(0.41)	(0.12)	(0.13)
Realized Gains	(0.65)	(3.37)	(4.44)	(3.75)	-
Total from Distributions	(0.65)	(3.48)	(4.85)	(3.87)	(0.13)

Net Asset Value, at End of Period	$ 21.90	$ 18.57	$ 24.53	$ 27.63	$ 26.93

Total Return **	21.68%	(10.35)%	6.42%	17.28%	15.96%	****

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 19,736	$ 16,836	$18,754	$18,189	$ 9,900
Before Waivers
Ratio of Expenses to Average Net Assets	1.24%	1.23%	1.20%	1.18%	1.04%	***
Ratio of Net Investment Income to Average Net Assets	0.51%	0.59%	0.27%	0.50%	0.99%	***
After Waivers
Ratio of Expenses to Average Net Assets	1.22%	1.22%	1.18%(b)	1.10%(a)	1.04%	***
Ratio of Net Investment Income to Average Net Assets	0.54%	0.60%	0.29%(b)	0.58%(a)	0.99%	***
Portfolio Turnover	21.66%	38.68%	22.20%	17.47%	12.82%	****

† For the period August 1, 2012 (commencement of the Class I shares) through April 30, 2013.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

***Annualized for period less than one year.

**** Not Annualized.

(a) The Advisor's reimbursement to the Fund related to fees incurred in connection with its relationship with Reflow amounted to 0.08%.  See Note 4 and Note 10.

(b) The Advisor's reimbursement to the Fund related to fees incurred in connection with its relationship with Reflow amounted to 0.02%.  See Note 4 and Note 10.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND – CLASS R

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Year Ended
	4/30/2017	4/30/2016	4/30/2015	4/30/2014	4/30/2013

Net Asset Value, at Beginning of Year	$ 18.37	$ 24.31	$ 27.22	$ 26.73	$ 24.10

Income (Loss) From Investment Operations:
Net Investment Income *	0.06	0.07	0.01	0.12	0.18
Net Gain (Loss) on Securities (Realized and Unrealized)	3.82	(2.59)	1.65	4.34	2.65
Total from Investment Operations	3.88	(2.52)	1.66	4.46	2.83

Distributions:
Net Investment Income	-	(0.05)	(0.13)	(0.22)	(0.20)
Realized Gains	(0.65)	(3.37)	(4.44)	(3.75)	-
Total from Distributions	(0.65)	(3.42)	(4.57)	(3.97)	(0.20)

Proceeds from Redemption Fees	-**	-**	-**	-**	-**

Net Asset Value, at End of Year	$ 21.60	$ 18.37	$ 24.31	$ 27.22	$ 26.73

Total Return ***	21.37%	(10.60)%	6.17%	16.98%	11.82%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 45,550	$ 43,171	$ 61,825	$ 98,958	$ 281,754
Before Waivers
Ratio of Expenses to Average Net Assets	1.50%	1.49%	1.45%	1.42%	1.30%
Ratio of Net Investment Income to Average Net Assets	0.27%	0.33%	0.02%	0.34%	0.72%
After Waivers
Ratio of Expenses to Average Net Assets	1.47%	1.47%	1.43%(b)	1.34%(a)	1.30%
Ratio of Net Investment Income to Average Net Assets	0.30%	0.35%	0.04%(b)	0.42%(a)	0.72%
Portfolio Turnover	21.66%	38.68%	22.20%	17.47%	12.82%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Amount less than $0.005 per share.

*** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) The Advisor's reimbursement to the Fund related to fees incurred in connection with its relationship with Reflow amounted to 0.08%.  See Note 4 and Note 10.

(b) The Advisor's reimbursement to the Fund related to fees incurred in connection with its relationship with Reflow amounted to 0.02%.  See Note 4 and Note 10.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Year Ended
	4/30/2017	4/30/2016	4/30/2015	4/30/2014	4/30/2013

Net Asset Value, at Beginning of Year	$ 9.67	$ 9.78	$ 9.85	$ 10.00	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.14	0.14	0.13	0.18	0.25
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.04)	(0.10)	(0.07)	(0.14)	0.00**
Total from Investment Operations	0.10	0.04	0.06	0.04	0.25

Distributions:
Net Investment Income	(0.13)	(0.15)	(0.13)	(0.19)	(0.25)
Realized Gains	-	-	-	-	-
Total from Distributions	(0.13)	(0.15)	(0.13)	(0.19)	(0.25)

Proceeds from Redemption Fees	-	-	-**	-	-**

Net Asset Value, at End of Year	$ 9.64	$ 9.67	$ 9.78	$ 9.85	$ 10.00

Total Return ***	1.06%	0.39%	0.63%	0.38%	2.56%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 12,248	$ 12,810	$ 14,581	$ 14,591	$ 16,657
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.60%	1.62%	1.60%	1.53%	1.52%
Ratio of Net Investment Income to Average Net Assets	0.99%	0.92%	0.85%	1.41%	2.09%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.44%	1.35%	1.83%	2.51%
Portfolio Turnover	30.47%	20.30%	38.75%	3.71%	26.38%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Amount less than $0.005 per share.

*** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2017

Note 1. Organization

The Croft Value Fund (the “Value Fund”) and the Croft Income Fund (the “Income Fund” and together the “Funds”) are each a diversified series of the Croft Funds Corporation (the “Corporation”), a corporation incorporated under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20, 1994, and the Corporation is registered under the Investment Company Act of 1940, as amended (“the Act”), as an open-end management investment company. The Value Fund Class R shares and Income Fund commenced operations on May 4, 1995. The Value Fund Class I shares commenced operations on August 1, 2012.  The Board of Directors has authorized two classes of shares for the Value Fund: Class R shares and Class I shares and each class is subject to different expenses. The Income Fund consists of one class of shares. The Value Fund’s investment objective is growth of capital.  The Value Fund invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Income Fund’s investment objective is to achieve a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017

Operations. As of and during the year ended April 30, 2017, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized using the interest method, over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.  Expenses incurred by the Corporation that do not relate to a specific Fund or class of the Corporation are allocated in accordance to the Corporation’s expense policy.  Class specific expenses are borne by each class.  Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the net assets.

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017

quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 within the fair value hierarchy.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including real estate investment trusts and preferred stocks) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as Level 1 within the fair value hierarchy. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as Level 2 within the fair value hierarchy. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017

Short-Term Investments are generally priced at the ending Net Asset Value (“NAV”) provided by the service agent of the money market funds. These securities will be classified as Level 1 within the fair value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as Level 1 within the fair value hierarchy.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 within the fair value hierarchy.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using amortized cost which approximates fair value and would be categorized in Level 2 within the fair value hierarchy.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of April 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 55,433,848	$ 0	$ 0	$ 55,433,848
Real Estate Investment Trusts	3,515,722	0	0	3,515,722
Short-Term Investments	6,337,503	0	0	6,337,503
Total	$ 65,287,073	$ 0	$ 0	$ 65,287,073

The following table summarizes the inputs used to value the Income Fund’s investments measured at fair value as of April 30, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ 0	$ 5,903,849	$ 0	$ 5,903,849
Preferred Stocks	173,370	0	0	173,370
U.S. Government Agencies & Obligations	4,039,270	0	0	4,039,270
Short-Term Investments	2,047,400	0	0	2,047,400
Total	$ 6,260,040	$ 5,903,849	$ 0	$ 12,163,889

The Funds did not hold any Level 3 assets (those valued using significant unobservable inputs) at any time during the year ended April 30, 2017. Therefore a reconciliation of

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017

assets in which significant unobservable inputs were used in determining fair value is not applicable.

The Funds did not hold any derivative instruments at any time during the year ended April 30, 2017. For more detail on the industry classification of investments, please refer to each Fund’s Schedule of Investments. The Funds had no transfers between Level 1 and Level 2 during the year ended April 30, 2017.  The Funds record transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

The Corporation, on behalf of the Funds, retains the Advisor as the Funds’ investment advisor.  Under the terms of the management agreement between the Advisor and the Corporation, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s average daily net assets and at the annual rate of 0.79% of the Income Fund’s average daily net assets.

For the year ended April 30, 2017, the Advisor earned fees from the Value Fund of $581,437.  The Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund shares through August 31, 2017, to limit the overall expense ratio to 1.47% and 1.22% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Value Fund’s Class R and Class I shares, respectively, average daily net assets.  Through August 31, 2018, the Advisor has contractually agreed to reimburse the Fund for any expenses associated with its relationship with ReFlow (“ReFlow”).  Please see Note 10 for more information about the Value Fund’s relationship with ReFlow during the reporting period.  The Value Fund did not incur any expenses associated with the Fund’s relationship with ReFlow during the year ended April 30, 2017.  The Value Fund waived $15,615, which is not recoupable. As of April 30, 2017, the Value Fund owed the Advisor $12,090 in Advisory fees.

For the year ended April 30, 2017, the Advisor earned fees from the Income Fund of $100,147. The Advisor has contractually agreed to waive management fees and/or reimburse expenses to limit the overall expense ratio to 1.10% (excluding brokerage, commissions, underlying fund fees and expenses and extraordinary expenses) of the Income Fund’s average net assets through August 31, 2018.  The Advisor waived management fees in the amount of $63,264, which are not recoupable, for the year ended April 30, 2017. As of April 30, 2017, the Income Fund owed the Adviser $211 in Advisory fees.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017

Pursuant to a plan of distribution, the Value Fund Class R and the Income Fund may pay a distribution fee of up to 0.25% of the average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the year ended April 30, 2017, the Value Fund Class R and the Income Fund incurred distribution fees of $109,652 and $31,692, respectively.

Directors and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $5,000 plus expenses for services related to the Corporation. The expense is allocated between the Funds by relative net assets.

Note 5. Capital Share Transactions

At April 30, 2017, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Corporation (which includes the Funds). The paid in capital amounted to $41,974,079 for the Value Fund and $12,369,301 for the Income Fund.

The Funds will deduct a 2% redemption fee from redemption proceeds if shares are purchased and then redeemed within 30 days.  For the year ended April 30, 2017, the Value Fund – Class R collected $284 in redemption fees.  For the year ended April 30, 2017, the Value Fund – Class I and the Income Fund did not collect any redemption fees. Management has waived any redemptions fee that otherwise would apply to shares redeemed by ReFlow when applicable.

Note 6. Investments

Value Fund

For the year ended April 30, 2017, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $12,866,231 and $23,584,932, respectively. For federal income tax purposes, as of April 30, 2017, the gross unrealized appreciation for all securities totaled $20,808,691 and the gross unrealized depreciation for all securities totaled $449,253, for a net unrealized appreciation of $20,359,438.  The aggregate cost of securities for federal income tax purposes at April 30, 2017, was $44,927,635.

Income Fund

For the year ended April 30, 2017, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $1,172,267 and $1,389,288, respectively.  For the year ended April 30, 2017, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $2,395,164 and $1,500,000, respectively.  For federal income tax purposes, as of April 30, 2017, the gross unrealized appreciation for all securities totaled $211,871 and the gross unrealized depreciation for all securities totaled $83,852, for a net unrealized appreciation of $128,019.  The aggregate cost of securities for federal income tax purposes at April 30, 2017, was $12,035,870.

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017

Note 7. Distributions to Shareholders

Value Fund

The Value Fund makes distributions annually.  During the fiscal year ended April 30, 2017, distributions of $0.65 per share, or $567,775 for Class I and $1,386,263 for Class R, in the aggregate, were declared and paid from realized long-term gains.

During the year ended April 30, 2016, distributions of $0.11 per share, or $83,394 in the aggregate, were declared and paid from net investment income for Class I. During the fiscal year ended April 30, 2016, distributions of $0.05 per share, or $113,789 in the aggregate, were declared and paid from net investment income for Class R. During the fiscal year ended April 30, 2016, distributions of $3.37 per share, or $2,585,322 for Class I and $7,432,258 for Class R, in the aggregate, were declared and paid from realized gains.

The tax character of distributions paid during the fiscal years ended April 30, 2017 and 2016 were as follows:

	Fiscal year ended	Fiscal year ended
Distributions paid from:	4/30/2017	4/30/2016
Ordinary Income	$ -	$ 367,461
Long-term Gains	$ 1,954,038	$ 9,847,302
	$ 1,954,038	$10,214,763

As of the fiscal year ended April 30, 2017, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Ordinary Income	$ 226,135
Undistributed Long-term Capital Gains	2,723,229
Net Unrealized Appreciation on Investments	20,359,438
$ 23,308,802

The difference between book and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses from wash sales.

Income Fund

The Income Fund makes quarterly income distributions. During the year ended April 30, 2017, distributions of $0.13 per share, or $171,389 in aggregate, were declared and paid from net investment income. During the fiscal year ended April 30, 2016, distributions of $0.15 per share, or $210,787 in aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the fiscal years ended April 30, 2017 and 2016 were as follows:

	Fiscal year ended	Fiscal year ended
Distributions paid from:	4/30/2017	4/30/2016
Ordinary Income	$171,389	$210,787

As of the fiscal year ended April 30, 2017, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

CROFT FUNDS CORPORATION

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2017

Undistributed Ordinary Income	$ 33,041
Capital Loss Carryforward	(283,217)
Net Unrealized Appreciation on Investments	128,019
$ (122,157)

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Act. As of April 30, 2017, National Financial Services, Inc. held in omnibus accounts for the benefit of others approximately 34% of the voting securities of the Value Fund and may be deemed to control the Value Fund.

Note 9. Capital Loss Carryforwards

As of the fiscal year ended April 30, 2017, the Income Fund had available for federal tax purposes an unused short-term capital loss carryforward of $269,559 and long-term capital loss carryforward of $13,658, of which $261,366 expires in 2018 and $21,851 of losses that do not expire.  Any losses incurred during future taxable years and current non-expiring capital losses will be required to be utilized prior to the losses incurred in prior years.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.  No capital loss carryforwards were utilized during the fiscal year ended April 30, 2016 for the Funds.

Note 10. Loan Agreement

The Funds may, from time to time, participate in a program offered by ReFlow which provides an alternative source of capital available to the Funds to satisfy some or all of their redemption requests at a minimum of 25 basis point daily fee of the outstanding loan balance. ReFlow shall not purchase more than the lesser of (a) 3% of the outstanding voting shares of the Fund or (b) the number of shares that can be purchased subject to the capital or other limits announced from time to time by ReFlow. The Funds had no borrowings or amounts outstanding during the year ended or as of April 30, 2017.

Note 11. New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Funds’ financial statements and related disclosures.

Note 12. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Croft Funds Corporation

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Croft Funds Corporation, comprising Croft Value Fund and Croft Income Fund (the “Funds”), as of April 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position each of Funds constituting Croft Funds Corporation as of April 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 23, 2017

CROFT FUNDS CORPORATION

EXPENSE ILLUSTRATION

APRIL 30, 2017 (UNAUDITED)

 Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2016 through April 30, 2017, for Croft Value Fund, Class I and R, and the Croft Income Fund.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROFT FUNDS CORPORATION

EXPENSE ILLUSTRATION (CONTINUED)

APRIL 30, 2017 (UNAUDITED)

Value Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2016	April 30, 2017	November 1, 2016 to April 30, 2017

Actual	$1,000.00	$1,167.16	$6.56
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.74	$6.11

* Expenses are equal to the Fund's annualized expense ratio of 1.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Value Fund - Class R

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2016	April 30, 2017	November 1, 2016 to April 30, 2017

Actual	$1,000.00	$1,165.47	$7.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.50	$7.35

* Expenses are equal to the Fund's annualized expense ratio of 1.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2016	April 30, 2017	November 1, 2016 to April 30, 2017

Actual	$1,000.00	$1,001.42	$5.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.34	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CROFT FUNDS CORPORATION

DIRECTORS AND OFFICERS

APRIL 30, 2017 (UNAUDITED)

Information about Directors who are “interested persons” of the Corporation as defined under the 1940 Act, and each officer of the Corporation, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Kent G. Croft[2] Year of Birth: 1963	Director, President, and Secretary of the Corporation. President, Croft-Leominster, Inc. since 1989.	2	None	Since 1995
Phillip Vong Year of Birth: 1975	Assistant Vice President, Treasurer and Chief Financial Officer of the Corporation. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	Since 2004
Christina Walters Year of Birth: 1970	Chief Compliance Officer since 2013. Employee of Croft-Leominster, Inc. since 1997.	N/A	None	Since 2013
George Russell Croft[2] Year of Birth: 1973	Director and Vice President of the Corporation, Vice President of Croft Leominster, Inc. since 2001.	2	None	Vice President since 2007; Director since 2011

1 The mailing address of each officer and Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

2 Kent G. Croft and Russell G. Croft are “interested persons” of the Corporation because they are a director and/or officers of the Corporation.  In addition, they may be deemed to be “interested persons” of the Corporation because they are officers of the Funds’ adviser.

Information about Directors who are not “interested persons” of the Corporation as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Principal Occupation(s) During last five years and Position held with Corporation	Number of Portfolios overseen by Director	Other Directorships held by Director or Officer during last five years	Length of Time Served
Steven Tamasi Year of Birth: 1963	Director of the Corporation. Chief Executive Officer of Boston Centerless, Inc. (supplier of precision ground bar materials and grinding services) since 1998.	2	None	Since 2010
Charles Jay McLaughlin Year of Birth: 1962	Director of the Corporation. President, Orion Safety Products as of January 1999.	2	None	Since 1999

1 The mailing address of each Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.

CROFT FUNDS CORPORATION

ADDITIONAL INFORMATION

APRIL 30, 2017 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

CROFT FUNDS CORPORATION

PRIVACY NOTICE

APRIL 30, 2017 (UNAUDITED)

Rev. June 2011

FACTS	WHAT DOES CROFT FUNDS CORPORATION DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Croft Funds Corporation chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Croft Funds Corporation share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share
QUESTIONS?		Call 1-800-551-0990.
What we do:
How does Croft Funds Corporation protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Croft Funds Corporation collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Croft Funds Corporation does not jointly market.

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1-800-746-3322

This report is provided for the general information of the shareholders of the Croft Value Fund, Croft Income Fund and Croft Focus Fund. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

For purposes of this paragraph:

(a) The term "waiver" means the approval by the registrant of a material departure from a provision of the code of ethics; and

(b) The term "implicit waiver" means the registrant's failure to take action within a reasonable period of time regarding a material departure from a provision of the code of ethics that has been made known to an executive officer, as defined in Rule 3b-7 under the Exchange Act (17 CFR 240.3b-7), of the registrant.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s board of directors has determined that the registrant does not have an audit committee financial expert.  This is because the Board has determined that in view of the nature of the publicly traded stock and cash nature of the holdings and unitary fee approach to expenses taken by the Fund, the financial experience and expertise of the Board members is adequate.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2017

$ 26,200

FY 2016

$ 36,200

(b)

Audit-Related Fees

Registrant

FY 2017

$ 0

FY 2016

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2017

$ 5,000

FY 2016

$ 7,500

Nature of the fees:

Federal and State Tax Returns.  The 2017 amount is an estimate and has not been billed yet.

(d)

All Other Fees

Registrant

FY 2017

$ 0,000

FY 2016

$ 0,000

Nature of the fees:

Out of pocket expenses and consents

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Audit Committee, comprised entirely of independent trustees, pre-approves all work done by the independent audit firm before the work is performed.

 (2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

N/A  %

Tax Fees:

100%

All Other Fees:

N/A %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2017

$ 5,000

FY 2016

$ 7,500

Part of the 2017 amount is an estimate and has not been billed yet.

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.  All non audit services were pre-approved by the audit committee.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 1, 2016, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date: July 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date: July 5, 2017

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date: July 5, 2017

* Print the name and title of each signing officer under his or her signature.